Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue
Revenue	$ 604,110	$ 508,654	$ 1,315,089	$ 1,126,574
Other revenue	624,259	527,523	1,359,956	1,162,065
Fuel, power and water purchased	170,954	154,464	420,432	407,914
Net revenue	453,305	373,059	939,524	754,151
Operating expenses	206,330	171,082	418,332	351,139
Administrative expenses	20,107	17,122	37,559	33,765
Depreciation and amortization	112,547	98,161	232,511	195,600
Loss on foreign exchange	4,464	1,283	4,726	2,145
Operating income (loss) before gain on sale of renewable assets			246,396
Gain on sale of renewable assets	0	0	1,200	0
Operating income	109,857	85,411	247,596	171,502
Interest expense	(64,573)	(58,182)	(122,516)	(107,762)
Income (loss) from long-term investments	(113,380)	60,506	(124,069)	9,999
Other expenses	(17,045)	(7,028)	(24,102)	(18,007)
Earnings (loss) before income taxes	(85,141)	80,707	(23,091)	55,732
Property, plant and equipment	11,881,779		11,881,779		$ 11,042,446
Investments carried at fair value	1,663,092		1,663,092		1,848,456
Equity-method investees	396,305		396,305		433,850
Total assets	17,737,876		17,737,876		16,785,836
Capital expenditures	380,848	407,743	708,547	703,132
Revenue related to net hedging loss, not recognized as revenue from contract with customers	25,062		29,892	44,587
Revenue related to net hedging gain, not recognized as revenue from contract with customers		4,996
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	8,811	5,118	15,089	7,479
Other revenue
Revenue
Other revenue	20,149	18,869	44,867	35,491
Corporate
Revenue
Revenue	0	0	0	0
Fuel, power and water purchased	0	0	0	0
Net revenue	382	397	768	783
Operating expenses	19	2	22	5
Administrative expenses	631	785	2,468	3,702
Depreciation and amortization	262	272	526	566
Loss on foreign exchange	4,464	1,283	4,726	2,145
Operating income (loss) before gain on sale of renewable assets			(6,974)
Gain on sale of renewable assets			0
Operating income	(4,994)	(1,945)	(6,974)	(5,635)
Interest expense	(13,099)	(10,616)	(33,903)	(19,602)
Income (loss) from long-term investments	(145,320)	25,225	(188,144)	(48,873)
Other expenses	(6,602)	(95)	(8,023)	(1,707)
Earnings (loss) before income taxes	(170,015)	12,569	(237,044)	(75,817)
Property, plant and equipment	30,859		30,859		32,380
Investments carried at fair value	0		0		0
Equity-method investees	15,755		15,755		20,898
Total assets	212,680		212,680		149,149
Capital expenditures	0	0	0	0
Corporate | Other revenue
Revenue
Other revenue	382	397	768	783
Regulated Services Group | Operating Segments
Revenue
Revenue	507,095	430,764	1,129,854	1,017,901
Fuel, power and water purchased	159,256	148,403	393,828	393,925
Net revenue	360,398	296,461	763,573	649,542
Operating expenses	179,258	145,723	363,667	297,905
Administrative expenses	10,966	9,912	19,036	17,455
Depreciation and amortization	76,228	67,520	156,511	135,087
Loss on foreign exchange	0	0	0	0
Operating income (loss) before gain on sale of renewable assets			224,359
Gain on sale of renewable assets			0
Operating income	93,946	73,306	224,359	199,095
Interest expense	(23,859)	(27,114)	(45,285)	(51,415)
Income (loss) from long-term investments	5,265	9,293	9,774	10,467
Other expenses	(2,898)	(4,155)	(7,786)	(12,646)
Earnings (loss) before income taxes	72,454	51,330	181,062	145,501
Property, plant and equipment	8,176,765		8,176,765		7,394,151
Investments carried at fair value	2,042		2,042		2,296
Equity-method investees	37,228		37,228		37,492
Total assets	11,543,883		11,543,883		10,512,799
Capital expenditures	313,188	341,431	568,773	553,950
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	12,559	14,100	27,547	25,566
Renewable Energy Group | Other revenue
Revenue
Other revenue				9,142
Renewable Energy Group | Operating Segments
Revenue
Revenue	97,015	77,890	185,235	108,673
Fuel, power and water purchased	11,698	6,061	26,604	13,989
Net revenue	92,525	76,201	175,183	103,826
Operating expenses	27,053	25,357	54,643	53,229
Administrative expenses	8,510	6,425	16,055	12,608
Depreciation and amortization	36,057	30,369	75,474	59,947
Loss on foreign exchange	0	0	0	0
Operating income (loss) before gain on sale of renewable assets			29,011
Gain on sale of renewable assets			1,200
Operating income	20,905	14,050	30,211	(21,958)
Interest expense	(27,615)	(20,452)	(43,328)	(36,745)
Income (loss) from long-term investments	26,675	25,988	54,301	48,405
Other expenses	(7,545)	(2,778)	(8,293)	(3,654)
Earnings (loss) before income taxes	12,420	16,808	32,891	(13,952)
Property, plant and equipment	3,674,155		3,674,155		3,615,915
Investments carried at fair value	1,661,050		1,661,050		1,846,160
Equity-method investees	343,322		343,322		375,460
Total assets	5,981,313		5,981,313		$ 6,123,888
Capital expenditures	67,660	66,312	139,774	$ 149,182
Renewable Energy Group | Operating Segments | Other revenue
Revenue
Other revenue	$ 7,208	$ 4,372	$ 16,552